Intangible Assets - Goodwill and Net Carrying Amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill
Goodwill gross, beginning balance	$ 561,966	$ 454,494
Accumulated impairment loss, beginning balance	(50,003)	(50,003)
Goodwill net, beginning balance	511,963	404,491
Acquisitions	52,719	124,393
Divestitures	(13,995)
Purchase price adjustments	2,255	(9,272)
Foreign currency translation adjustments	(4,006)	(7,649)
Goodwill gross, ending balance	598,939	561,966
Accumulated impairment loss, ending balance	(50,003)	(50,003)
Goodwill net, ending balance	548,936	511,963
Trade Name
Intangible Assets
Indefinite lived intangible asset, Beginning balance	728	760
Indefinite lived intangible asset, foreign currency translation adjustments	(27)	(32)
Acquisitions	1,615
Indefinite lived intangible asset, Ending balance	2,316	728
North America Segment [Member]
Goodwill
Goodwill gross, beginning balance	398,977	291,731
Goodwill net, beginning balance	398,977	291,731
Acquisitions	52,719	108,932
Purchase price adjustments	1,051	(1,493)
Foreign currency translation adjustments	(438)	(193)
Goodwill gross, ending balance	452,309	398,977
Goodwill net, ending balance	452,309	398,977
North America Segment [Member] | Trade Name
Intangible Assets
Indefinite lived intangible asset, Beginning balance	200	200
Indefinite lived intangible asset, Ending balance	200	200
Europe Segment [Member]
Goodwill
Goodwill gross, beginning balance	162,989	162,763
Accumulated impairment loss, beginning balance	(50,003)	(50,003)
Goodwill net, beginning balance	112,986	112,760
Acquisitions		15,461
Divestitures	(13,995)
Purchase price adjustments	1,204	(7,779)
Foreign currency translation adjustments	(3,568)	(7,456)
Goodwill gross, ending balance	146,630	162,989
Accumulated impairment loss, ending balance	(50,003)	(50,003)
Goodwill net, ending balance	96,627	112,986
Europe Segment [Member] | Trade Name
Intangible Assets
Indefinite lived intangible asset, Beginning balance	528	560
Indefinite lived intangible asset, foreign currency translation adjustments	(27)	(32)
Indefinite lived intangible asset, Ending balance	501	$ 528
Corporate and Other | Trade Name
Intangible Assets
Acquisitions	1,615
Indefinite lived intangible asset, Ending balance	$ 1,615